     As filed with the U.S. Securities and Exchange Commission on March 26, 2003
                                                      Registration No. 333-91448
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933   [_]
                      POST-EFFECTIVE AMENDMENT NO. 1  [X]

                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                              (Exact name of trust)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)

                                 ---------------

                             RONALD J. BOCAGE, ESQ.
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                 JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117
                (Name and complete address of agent for service)

                             ----------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                              3000 K Street, N.W.
                             Washington, D.C. 20007

                              --------------------

It is proposed that this filing become effective (check appropriate box)

        [_] immediately upon filing pursuant to paragraph (b) of Rule 485

        [_] on May 1, 2003 pursuant to paragraph (b) of Rule 485

        [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

        [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

        [_] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                          Prospectus dated May 1, 2003

                                for interests in
                      John Hancock Variable Life Account UV

                       Interests are made available under

                             MAJESTIC VARIABLE COLI

                   a flexible premium variable universal life
                                insurance policy
                                    issued by

              JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")
The policy provides an investment option with fixed rates of return declared by
           John Hancock and the following variable investment options:

----------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:                               UNDERLYING FUND MANAGED BY:
 ---------------------------                               --------------------------
EQUITY OPTIONS:
Equity Index...........................................    SSgA Funds Management, Inc.
Large Cap Value........................................    T. Rowe Price Associates, Inc.
Large Cap Value CORE (SM)..............................    Goldman Sachs Asset Management
Large Cap Growth.......................................    Independence Investment LLC
Large Cap Aggressive Growth............................    Janus Capital Management, LLC
Growth & Income........................................    Independence Investment LLC and Putnam Investment
                                                            Management, LLC
Fundamental Value......................................    Wellington Management Company, LLP
Mid Cap Value..........................................    T. Rowe Price Associates, Inc.
Multi Cap Growth.......................................    Janus Capital Management, LLC
Fundamental Growth.....................................    Putnam Investment Management, LLC
Small/Mid Cap CORE (SM)................................    Goldman Sachs Asset Management
Small/Mid Cap Growth ..................................    Wellington Management Company, LLP
Small Cap Emerging Growth..............................    Wellington Management Company, LLP
Small Cap Value........................................    T. Rowe Price Associates, Inc.
Small Cap Growth.......................................    John Hancock Advisers, LLC
AIM V.I. Premier Equity................................    A I M Advisors, Inc.
AIM V.I. Capital Development...........................    A I M Advisors, Inc.
Fidelity VIP Contrafund(R).............................    Fidelity Management and Research Company
MFS Investors Growth Stock.............................    MFS Investment Management(R)
MFS Research...........................................    MFS Investment Management(R)
International Equity Index.............................    Independence Investment LLC
International Opportunities............................    T. Rowe Price International, Inc.
Fidelity VIP Overseas..................................    Fidelity Management and Research Company
Emerging Markets Equity................................    Van Kampen
Janus Aspen Worldwide Growth...........................    Janus Capital Management, LLC
Real Estate Equity.....................................    RREEF, LLC and Van Kampen
Health Sciences........................................    Wellington Management Company, LLP
Financial Industries...................................    John Hancock Advisers, LLC
Janus Aspen Global Technology..........................    Janus Capital Management, LLC
BALANCED OPTIONS:
Managed................................................    Independence Investment LLC and Capital Guardian
                                                            Trust Company
Overseas Equity........................................    Capital Guardian Trust Company
BOND & MONEY MARKET OPTIONS:
Short-Term Bond........................................    Independence Investment LLC
Bond Index.............................................    Mellon Bond Associates, LLP
Active Bond............................................    John Hancock Advisers, LLC
Total Return Bond......................................    PIMCO
High Yield Bond........................................    Wellington Management Company, LLP
Global Bond............................................    Capital Guardian Trust Company
Money Market...........................................    Wellington Management Company, LLP
Brandes International Equity...........................    Brandes Investment Partners, L.P.
Turner Core Growth.....................................    Turner Investment Partners, Inc.
Frontier Capital Appreciation..........................    Frontier Capital Management Company, LLC
Clifton Enhanced U.S. Equity...........................    The Clifton Group
Business Opportunity Value.............................    Iridian Asset Management LLC
----------------------------------------------------------------------------------------------------------------

                            * * * * * * * * * * * *

   Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

This prospectus is arranged in the following way:

   . The section which starts on the next page is called "Summary of Benefits and Risks". It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.

   . Behind the Summary of Benefits and Risks section is a section called "Fee
     Tables" that describes the fees and expenses you will pay when buying, owning and surrendering the policy. This section starts on page XX.

   . Behind the Fee Tables section is a section called "Detailed Information."
     This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context. A table of contents for the Detailed Information section appears on page XX.

   . There is an Alphabetical Index of Key Words and Phrases at the back of this prospectus on page XX.

   . Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the "SAI") and how the SAI, personalized illustrations and other information can be obtained.

After this prospectus ends, the prospectuses for the Series Funds begin. See page XX of this prospectus for a brief description of the Series Funds.

                          SUMMARY OF BENEFITS AND RISKS

THE NATURE OF THE POLICY

   The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary insured person (we call this the "death benefit") may be similarly affected. That's why the policy is referred to as a "variable" life insurance policy. We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

   If the life insurance protection described in this prospectus is provided under a master group policy, the term "policy" as used in this prospectus refers to the certificate we issue and not to the master group policy.

SUMMARY OF POLICY BENEFITS

Death Benefit

   When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit (Option A and Option B). You choose which one you want in the application. The two death benefit options are:

   . Option A - The death benefit will equal the greater of (1) the Total Sum
     Insured , or (2) the minimum insurance amount (as described under "The minimum insurance amount" provision in the Detailed Information section of this prospectus).

   . Option B - The death benefit will equal the greater of (1) the Total Sum
     Insured plus your policy's account value on the date of death , or (2) the minimum insurance amount.

   .

Surrender of the Policy

   You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy loans plus, if surrender occurs in the first three policy years, a refund of 50% of sales charges deducted from any Target Premiums paid within 365 days prior to the date of surrender. This is called your "surrender value". You must return your policy when you request a surrender.

   If you have not taken a loan on your policy, the "account value" of your policy will, on any given date, be equal to:

   . the amount you invested,

   . plus or minus the investment experience of the investment options you've chosen,

   . minus all charges we deduct, and

   . minus all withdrawals you have made.

   If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed beginning on page XX.

Partial Withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a partial withdrawal if it would reduce the account value or the Total
Sum Insured below certain minimum amounts.

Policy Loans

  You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is determined by a formula. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Outstanding loans are also deducted from your account value in order to determine your account value.

Optional Benefit Riders

  When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy's account value.

Investment Options

  The policy offers a number of investment options, as listed on the cover of this prospectus. They cover a broad spectrum of investment styles and strategies. Although the funds of the Series Funds that underly those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. On the plus side, you can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund's value and create no taxable event for you. On the negative side, if and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.

SUMMARY OF POLICY RISKS

Lapse Risk

  If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. "lapse"). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You'll be given a "grace period" within which to make additional premium payments to keep the policy in effect. If lapse occurs, you'll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.

Investment Risk

  As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you've chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the attached prospectuses of the Series Funds.

Transfer Risk

  There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitation on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment options.

Tax Risks

  In order for you to receive the tax benefits accorded life insurance under the Internal Revenue Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the policy's death benefit. If the limit is violated, the policy will be treated as a "modified endowment", which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

  There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.

                                   FEE TABLES

  This section contains five tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, so we cannot assess a charge that is greater than the charge shown in the table.

  The first table below describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer account value between investment options.

--------------------------------------------------------------------------------
                                TRANSACTION FEES
--------------------------------------------------------------------------------
      CHARGE             WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE   Upon payment of premium         10% of Target Premiums
                                                       paid in policy years
                                                       1-10
                                                       7% of Target Premiums
                                                       paid in policy year 11
                                                       and thereafter
                                                       3.5% of any premium
                                                       paid in excess of
                                                       Target Premium in any
                                                       policy year*
--------------------------------------------------------------------------------
MAXIMUM PARTIAL        Upon making a partial           $20
WITHDRAWAL CHARGE      withdrawal
--------------------------------------------------------------------------------
MAXIMUM TRANSFER       Upon each transfer into or      $25 (currently $0)**
CHARGE                 out of a variable investment
                       option beyond an annual
                       limit of not less than 12
--------------------------------------------------------------------------------

   *
     The current charge is 6.5% of Target Premium for policy years 1-10, 3.5% of Target Premium for policy years 11 and thereafter, and 0% of premiums in excess of Target Premium.The "Target Premium" for each policy year is determined at the time the policy is issued and appears in the "Policy Specifications" section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.

  ** This charge is not currently imposed, but we reserve the right to do so in the policy.

The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the Optional Enhanced Cash Value Rider, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.

--------------------------------------------------------------------------------------------------------------------------------
                                       PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT DEDUCTED
                                                             -------------------------------------------------------------------
      CHARGE                    WHEN CHARGE IS DEDUCTED          GUARANTEED RATE                    CURRENT RATE
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE CHARGE:*
  MINIMUM CHARGE ...........  Monthly                        $0.0875 per $1,000 of AAR        $0.0000 per $1,000 of AAR
  MAXIMUM CHARGE ...........  Monthly                        $83.34 per $1,000 of AAR         $83.34 per $1,000 of AAR
  CHARGE FOR REPRESEN-
  TATIVE INSURED PERSON.....  Monthly                        $0.38 per $1,000 of AAR          $0.035 per $1,000 of AAR
 --------------------------------------------------------------------------------------------------------------------------------
ISSUE CHARGE:**
  MINIMUM CHARGE ...........  Monthly                        6.6c per $1,000 of Basic Sum     6.6c per $1,000 of Basic
                                                             Insured                          Sum Insured
  MAXIMUM CHARGE ...........  Monthly                        48.6c per $1,000 of Basic Sum    48.6c per $1,000 of Basic
                                                             Insured                          Sum Insured
  CHARGE FOR REPRESEN-
  TATIVE INSURED PERSON.....  Monthly                        10.2c per $1,000 of Basic Sum    10.2c per $1,000 of Basic
                                                             Insured                          Sum Insured
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM                       Monthly                        $5 plus 6c per $1,000 of Basic   $2.50 plus 6c per $1,000 of
ADMINISTRATIVE                                               Sum Insured at issue             Basic Sum Insured at issue
CHARGE***
--------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM            Monthly, starting in policy    2c per $1,000 of Basic Sum       1c per $1,000 of Basic Sum
DEATH BENEFIT                 year 11                        Insured                          Insured
CHARGE****
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BASED RISK              Monthly                        .05% of account value            .03% of account value in
CHARGE*****                                                                                   policy years 1-20
                                                                                              .0125% of account value in
                                                                                              policy year 21 and thereafter
--------------------------------------------------------------------------------------------------------------------------------

     * The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or "AAR") by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The "minimum" rate shown in the table is the rate in the first policy year for a policy issued to cover a 20 year old guaranteed issue female standard non-tobacco underwriting risk. The "maximum" rate shown in the table is the rate in the first policy year for a policy issued to cover a 99 year old fully underwritten male substandard tobacco underwriting risk. This includes the so-called "extra mortality charge." The "representative insured person" referred to in the table is a 45 year old fully underwritten male standard non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock representative.

    ** The issue charge is deducted only during the first 10 policy years and varies by the issue age and insurance risk characteristics of the insured person. The "minimum" rate shown in the table is for a policy issued to cover a 20 year old guaranteed issue standard non-tobacco underwriting risk. The "maximum" rate shown in the table is for a policy issued to cover an 85 year old fully underwritten substandard tobacco underwriting risk. The "representative insured person" referred to in the table is a 45 year old male fully underwritten standard non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about issue charges, talk to your John Hancock representative.

   *** This charge is guaranteed to never exceed $65 in total and is currently capped at $32.50.

  **** This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.

 ***** This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to the fixed investment option.

----------------------------------------------------------------------------------------------------------------------
                                                     RIDER CHARGES
----------------------------------------------------------------------------------------------------------------------
           CHARGE                   WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------
OPTIONAL ENHANCED CASH VALUE      Upon payment of premium      1% of all premiums paid in the first policy year
 RIDER
----------------------------------------------------------------------------------------------------------------------

The next table describes the minimum and maximum fund level fees and expenses that you will pay periodically during the time you own the policy. These expenses are deducted from fund assets and include management fees, distribution and/or service (12b-1) fees, and other expenses.

---------------------------------------------------------------------------------------------------
    TOTAL ANNUAL FUND OPERATING EXPENSES                     MINIMUM               MAXIMUM
---------------------------------------------------------------------------------------------------
RANGE OF EXPENSES WITHOUT TAKING ACCOUNT OF CERTAIN             %                     %
REIMBURSEMENT ARRANGEMENTS
---------------------------------------------------------------------------------------------------
RANGE OF EXPENSES AFTER TAKING ACCOUNT OF CERTAIN               %                     %*
REIMBURSEMENT ARRANGEMENTS
---------------------------------------------------------------------------------------------------

  * Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company has contractually agreed to reimburse a fund of the John Hancock Variable Series Trust I when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements are expected to remain in effect until May 1, 2004, and may be renewed each year thereafter by the John Hancock Variable Series Trust I. See the prospectuses for the Series Funds for information on other reimbursement or waiver arrangements affecting the funds.

The next table describes fund level fees and expenses for each of the funds. More detail concerning each fund's fees and expenses is contained in the prospectuses for the Series Funds.

----------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL FUND      TOTAL FUND
                                                     DISTRIBUTION    OTHER OPERATING    OPERATING       OPERATING
                                        INVESTMENT        AND           EXPENSES         EXPENSES        EXPENSES
                                        MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT           WITH
           FUND NAME                        FEE          FEES         REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I (NOTE __):
----------------------------------------------------------------------------------------------------------------------
Equity Index.......................                       N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Value....................                       N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Value CORE (SM)..........                       N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth...................                       N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Aggressive Growth........                       N/A
----------------------------------------------------------------------------------------------------------------------
Growth & Income....................                       N/A
----------------------------------------------------------------------------------------------------------------------
Fundamental Value *................                       N/A
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value......................
----------------------------------------------------------------------------------------------------------------------
Multi Cap Growth*..................                       N/A
----------------------------------------------------------------------------------------------------------------------
Fundamental Growth.................                       N/A
----------------------------------------------------------------------------------------------------------------------
Small/Mid Cap CORE (SM)............                       N/A
----------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Growth...............                       N/A
----------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth..........                       N/A
----------------------------------------------------------------------------------------------------------------------
Small Cap Value....................                       N/A
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth...................                       N/A
----------------------------------------------------------------------------------------------------------------------
International Equity Index.........                       N/A
----------------------------------------------------------------------------------------------------------------------
International Opportunities........                       N/A
----------------------------------------------------------------------------------------------------------------------
Overseas Equity....................                       N/A
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity............                       N/A
----------------------------------------------------------------------------------------------------------------------
Real Estate Equity.................                       N/A
----------------------------------------------------------------------------------------------------------------------
Health Sciences....................                       N/A
----------------------------------------------------------------------------------------------------------------------
Financial Industries...............
----------------------------------------------------------------------------------------------------------------------
Managed............................                       N/A
----------------------------------------------------------------------------------------------------------------------
Short-Term Bond....................                       N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL FUND      TOTAL FUND
                                                     DISTRIBUTION    OTHER OPERATING    OPERATING       OPERATING
                                        INVESTMENT        AND           EXPENSES         EXPENSES        EXPENSES
                                        MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT           WITH
           FUND NAME                        FEE          FEES         REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Bond Index.........................                       N/A
----------------------------------------------------------------------------------------------------------------------
Active Bond........................                       N/A
----------------------------------------------------------------------------------------------------------------------
Total Return Bond..................
----------------------------------------------------------------------------------------------------------------------
High Yield Bond....................                       N/A
----------------------------------------------------------------------------------------------------------------------
Global Bond........................                       N/A
----------------------------------------------------------------------------------------------------------------------
Money Market.......................                       N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 - SERIES I SHARES:
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund* .....                       N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 - SERIES II SHARES:
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development
 Fund..............................                      0.25%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS
 FUND - SERVICE CLASS (NOTE __):
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth................                      0.10%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas..............                      0.10%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
 II - SERVICE CLASS (NOTE __):
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R).........                      0.10%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST -
 INITIAL CLASS SHARES (NOTE __):
----------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock.........                       N/A
----------------------------------------------------------------------------------------------------------------------
MFS Research.......................                       N/A
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - SERVICE
 SHARES CLASS (NOTE __):
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth.......                      0.25%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology......                      0.25%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
M FUND, INC. (NOTE __)
----------------------------------------------------------------------------------------------------------------------
Brandes International Equity
----------------------------------------------------------------------------------------------------------------------
Turner Core Growth
----------------------------------------------------------------------------------------------------------------------
Frontier Capital Appreciation
----------------------------------------------------------------------------------------------------------------------
Clifton Enhanced US Equity
----------------------------------------------------------------------------------------------------------------------
Business Opportunity Value
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

(1)

                              DETAILED INFORMATION

This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section on pages XX through XX.

DESCRIPTION OF JOHN HANCOCK

  We are John Hancock Life Insurance Company, a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and in the District of Columbia. As of December 31, 2002, our assets were approximately $81 billion.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

DESCRIPTION OF JOHN HANCOCK VARIABLE LIFE ACCOUNT UV

  The variable investment options shown on page 1 are in fact subaccounts of John Hancock Variable Life Account UV (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of us.

  The Account's assets are our property. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can't be used to pay any indebtedness of John Hancock other than those arising out of policies that use the Account.

  New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

DESCRIPTION OF THE UNDERLYING FUNDS

  The variable investment options shown on page 1 are those available as of the date of this prospectus. The options are grouped as to "type" on page 1. When you select one or more of these variable investment options, we invest your money in the selected subaccounts of the Account. In turn, the assets of the subaccounts are invested in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), the Janus Aspen Series (Service Shares Class), and the M Fund, Inc. (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

  The fund manager shown on page 1 for any given fund may be the investment advisor for the fund or a sub-investment advisor. However, in each case, the entity shown is the one that actually manages the fund's assets. For example, the investment advisor for all funds of the John Hancock Variable Series Trust I is John Hancock Life Insurance Company. The entities shown on page 1 for those funds are sub-investment advisors. For all the other funds, you should consult the appropriate Series Fund prospectus to determine whether the entity shown on page 1 is the investment advisor or a sub-investment advisor.

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

  Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Voting privileges that you will have

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

Changes we can make to a Series Fund or the Account

  The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be John Hancock or an affiliate, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgement, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

THE FIXED INVESTMENT OPTION

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

PREMIUMS

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" on page XX).

Minimum premium payments

  Each premium payment must be at least $100.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements begins on page XX. Also, we may refuse to accept any amount of an additional premium if:

   . that amount of premium would increase our insurance risk exposure, and

   . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

  In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating or to keep the guaranteed death benefit feature in effect.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock Life Servicing Office at the appropriate address shown on page XX of this prospectus.

  We will also accept premiums:

   . by wire or by exchange from another insurance company,

   . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

   . if we agree to it, through a salary deduction plan with your employer.

  You can obtain information on these other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Life Servicing Office.

Processing premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day immediately preceding the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

   . The tax problem resolves itself prior to the date the refund is to be made; or

   . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

LAPSE AND REINSTATEMENT

  Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

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

Guaranteed minimum death benefit feature

  This feature is available only if the insured person meets certain underwriting requirements and only if you've elected death benefit Option A (see "How much will we pay when the last insured person dies?" on page XX). The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if both of the following are true:

   . any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see "How much will we pay when the last insured person dies?" on page XX), and

   . on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.

  The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium") is defined in the policy and is "due" on each monthly deduction date. The term monthly deduction date is defined on page XX. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

  No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will we pay when the last insured person dies?" on page XX).

  If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have until the second monthly deduction date after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the policy anniversary on which default occurred. If it is reinstated more than 1 year after such policy anniversary, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

  The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How much will we pay when the last insured person dies?" on page XX). The guaranteed minimum death benefit feature will cease to apply on the policy anniversary nearest the insured person's 100th birthday. Also, the feature cannot be reinstated after that policy anniversary.

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

THE DEATH BENEFIT

  In your application for the policy, you will tell us how much life insurance coverage you want on the LIFE V LIVES. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page XX.

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:

   . Option A - The death benefit will equal the greater of (1) the Total Sum
     Insured , or (2) the minimum insurance amount (as described below).

   . Option B - The death benefit will equal the greater of (1) the Total Sum
     Insured plus your policy's account value on the date of death , or (2) the minimum insurance amount.

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

  For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

Limitations on payment of death benefit

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

Basic Sum Insured vs. Additional Sum Insured

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  For the same amount of premiums paid, the amount of sales charge deducted from premiums and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance. As stated earlier in this prospectus, the guaranteed minimum death benefit feature does not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. If such was the case, you would presumably wish to maximize the proportion of the Additional Sum Insured.

  If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page XX).

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law -- the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date (plus any refund of sales charges that might be due if the policy were surrendered on that date) by the death benefit factor applicable on that date. In this case, the factors are derived by applying the guideline premium and cash value corridor test. The factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date (plus any refund of sales charges that might be due if the policy were surrendered on that date) by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. Regardless of which test you elect, a table showing the required death benefit factor for each policy year will appear in the policy.

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

  As noted above, you have to elect which test will be applied if you elect the Option A death benefit. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page XX). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

When the insured person reaches 100

  On the policy anniversary nearest the insured person's 100th birthday, the death benefit will become equal to the account value on the date of death. Death benefit Options A and B (as described above) and the guaranteed minimum death benefit feature will all cease to apply. Also, we will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting any premium payments.

Requeseting an increase in coverage

  The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, you may request an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page XX.

Requesting a decrease in coverage

  The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured, but only if:

  . the remaining Total Sum Insured will be at least $100,000, and

  . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

  As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page XX.

Change of death benefit option

  At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.

Effective date of other policy transactions

  The following transactions take effect on the policy anniversary on or next following the date we approve the request:

  . Total Sum Insured decreases

  . Additional Sum Insured increases

  . Change of death benefit option from Option B to Option A

  . Any other change of death benefit option, when and if permitted by our administrative rules (see "Change of death benefit option" on page XX)

Tax consequences of coverage changes

  Please read "Tax considerations" starting on page XX to learn about possible tax consequences of changing your insurance coverage under the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Ways in which we pay out policy proceeds

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

  . Option 1 - Proceeds left with us to accumulate with interest

  . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

  . Option 2B - Equal monthly payments for a specified period of time

  . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

  . Option 4 - Equal monthly payments for life with no refund

  . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds will be paid as a single sum.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact of payment option chosen

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

THE ACCOUNT VALUE

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page XX).

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "Description of Charges at the Policy Level" beginning on page XX.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. Amounts you invest in the fixed investment option will not be subject to the asset-based risk charge described on page XX. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

Commencement of investment performance

  Any premium payment processed prior to the twentieth day after the policy's date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

Allocation of future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any investment option in any policy year is $1,000,000.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose limits on the number and frequency of transfers into and out of variable investment options and to impose a charge of up to $25 for any transfer beyond an annual limit (which will not be less than 12).

  Transfers out of the fixed investment option are currently subject to the following restrictions:

  . You can only make such a transfer once in each policy year.

  . Any transfer request received within 6 months of the last transfer out of the fixed investment option will not be processed until such 6 month period has expired.

  . The most you can transfer at any one time is the greater of (i) $500 (ii)
    20% of the assets in your fixed investment option or (iii) the amount transferred out of your fixed investment option during the previous policy year.

  We reserve the right to impose.

SURRENDERS AND PARTIAL WITHDRAWALS

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans plus, if surrender occurs in the first three policy years, a refund of 50% of sales charges deducted from any Target Premiums paid within 365 days prior to the date of surrender. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page XX). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $100,000 Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will we pay when the last insured person dies?" on page XX) and under the guaranteed death benefit feature (see page XX). Under Option A such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page XX. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

POLICY LOANS

  You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page XX). The maximum amount you can borrow is determined as follows:

  . We first determine the account value of your policy.

  . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

  . We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.

  . We then subtract the third item above from the second item above.

  The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. We process policy loans as of the day we receive the loan request.

Repayment of policy loans

  You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

  . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

  . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.

Effects of policy loans

  The account value, the surrender value, and any death benefit above the are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

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

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan equals or exceeds your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page XX).

DESCRIPTION OF CHARGES AT THE POLICY LEVEL

Deductions from premium payments

 . Sales charge - A charge to help defray our sales costs. The current charge is 6.5% of premiums received in each of the first 10 policy years up to the Target Premium, and 3.5% of premiums received in each policy year thereafter up to the Target Premium. We reserve the right to increase the percentages for policy years 1 through 10 and thereafter up to 10% and 7%, respectively. Because policies of this type were first offered in 2001, the lower current rates after the tenth policy year are not yet applicable to any policy. No charge is currently deducted from premiums received in excess of the Target Premium, but we reserve the right to impose such a charge of up to 3.5% of such excess premiums received in any policy year. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.

 . Optional enhanced cash value rider charge - A charge imposed if you elect this rider. The charge is 1% of premiums received in the first policy year.

Deductions from account value

 . Asset-based risk charge - A monthly charge for mortality and expense risks we assume. The charge is a percentage of that portion of your account value allocated to variable investment options. The current percentages are .0 3% for policy years 1 - 20, and .0125% thereafter. These percentages equate to effective annual rates of .36% and .15%, respectively. The reduction after 20 years has not occurred yet under any policy, since no policy has yet been outstanding for 20 years. We guarantee that this charge will never exceed. 05% of that portion of your account value allocated to variable investment options. This percentage equates to an effective annual rate of .60%. This charge does not apply to the fixed investment option.

 . Issue charge - A monthly charge to help defray our administrative costs.
   This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the "Policy Specifications" section of the policy. As an example, the monthly charge for a 45 year old is 7.65c per $1,000 of Basic Sum Insured. The maximum monthly charge is for an 85 year old and is 48.60c per $1,000 of Basic Sum Insured.

 . Administrative charge - A monthly charge to help defray our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $5 (currently $2.50), and (2) a charge of up to 6c per $1,000 of Basic Sum Insured at issue (currently 3c per $1,000 of Basic Sum Insured at issue). The second part of this charge will not apply to amounts of Basic Sum Insured greater than $1,000,000.

 . Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a "guaranteed issue" basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.

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

 . Extra mortality charge - A monthly charge specified in your policy for additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1c per $1,000 of Basic Sum Insured and is guaranteed not to exceed 2c per $1,000 of Basic Sum Insured. Because policies of this type were first offered in 2001, this charge is not yet applicable to any policy at the current rate.

 . Optional benefits charge - Monthly charges for any optional insurance benefits added to the policy by means of a rider (other than the optional enhanced cash value rider).

 . Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

Additional information about how certain policy charges work

Sales expenses and related charges

  The sales charges help to compensate us for the cost of selling our policies. (See "What charges will we deduct from your investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the issue charge and the administrative charge may also be recovered from such other sources.

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $6,500. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $3,250. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page XX.)

Method of deduction

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

Other charges could we impose in the future

  We currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

  The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the tables on pages XX and XX) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment
options you select.   We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is shown in the tables.

  The figures for the funds shown in the tables on pages XX and XX are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2002, except as indicated in the footnotes appearing at the end of those tables. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

OTHER POLICY BENEFITS, RIGHTS AND LIMITATIONS

Optional benefit riders you can add

  When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy's account value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy.

Enhanced cash value rider

  In the application for the policy, you may elect to purchase the enhanced cash value rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first seven policy years and such surrender is not made pursuant to an exchange under Section 1035 of the Internal Revenue Code (or any successor provision). The amount of the benefit will be shown in the "Policy Specifications" section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.

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

Other riders

  We currently offer no other optional riders. We may do so in the future, but they may not be made available to enforce policies.

Variations in policy terms

  Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page XX. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

  Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.

Procedures for issuance of a policy

  Generally, the policy is available with a minimum Total Sum Insured at issue of $100,000 and a minimum Basic Sum Insured at issue of $50,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate classes should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page XX).

  The policy will take effect only if all of the following conditions are satisfied:

  . The policy is delivered to and received by the applicant.

  . The Minimum Initial Premium is received by us.

  . The insured person is living and still meets our health criteria for issuing insurance.

  If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws.

Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Changes that we can make as to your policy

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

  . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

  . Combining or removing investment options

  . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

The owner of the policy

  Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

  . Determine when and how much you invest in the various investment options

  . Borrow or withdraw amounts you have in the investment options

  . Change the beneficiary who will receive the death benefit

  . Change the amount of insurance

  . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

  . Choose the form in which we will pay out the death benefit or other proceeds

  It is possible to name so-called "joint owners" of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Policy Cancellation Right

  You have the right to cancel your policy within the latest of the following periods:

   . 10 days after you receive it (this period may be longer in some states);

   . 10 days after mailing by John Hancock of the Notice of Withdrawal Right;
     or

   . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on page XX, or to the John Hancock representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Reports that you will receive

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of each Series Fund, including a list of securities held in each fund.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

When we pay policy proceeds

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

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

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

How you communicate with us

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock Life Servicing Office at the appropriate address shown on page XX.

  Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

   . surrenders or partial withdrawals

   . change of death benefit option

   . increase or decrease in Total Sum Insured

   . change of beneficiary

   . election of payment option for policy proceeds

   . tax withholding elections

   . election of telephone transaction privilege.

  The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone and Facsimile Transactions" below):

   . loans

   . transfers of account value among investment options

   . change of allocation among investment options for new premium payments

  You should mail or express all written requests to our Life Servicing Office at the appropriate address shown on page XX. You should also send notice of the insured person's death and related documentation to our Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Life Servicing Office or your John Hancock representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone and Facsimile Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-6956. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone and facsimile transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to all policies like yours or with respect to any class of such policies.

TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

General

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with Section 7702, we believe the death benefit proceeds under the policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, if you have elected the Long-Term Care Acceleration Rider, the rider's benefits generally will be excludable from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under Sections 101 and/or Section 7702B of the Code. We have designed the rider to meet these standards.

Other policy distributions

  Increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership. If you have elected the Long-Term Care Acceleration Rider, as described beginning on page XX, you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy's account value to pay the rider charge.

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy for the period of the disqualification and for subsequent periods.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Diversification rules and ownership of the Account

  Your policy will not qualify for the tax benefit of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

  The Treasury Department explained in its temporary regulations regarding diversification that such regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account". As the variable policy owner, you will be treated as the owner of Account assets if you have the ability to exercise investment control over them. If you are found to have such ability, you will be taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on this issue, it had not yet done so as of the date of this prospectus.

  The ownership rights under your policy are similar to, but different in certain respects from, those described in Internal Revenue Service rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Account.

  We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the funds will be able to operate as currently described in the Series Funds' prospectuses, or that a Series Fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the Account, but we are under no obligation to do so

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a policy (generally the result of such things as an increase in the Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for John Hancock. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

FINANCIAL STATEMENTS REFERENCE

  The financial statements of John Hancock and the Account can be found in the Statement of Additional Information. The financial statements of John Hancock should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock to meet its obligations under the policies.

REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

ACCOUNTING AND ACTUARIAL EXPERTS

  Ernst & Young LLP, independent auditors, have audited the consolidated financial statements and schedules of John Hancock at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Account at December 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

  Actuarial matters included in this prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO and Vice President of John Hancock.

                  ALPHABETICAL INDEX OF KEY WORDS AND PHRASES

  This index should help you locate more information about many of the important concepts in this prospectus.

KEY WORD OR PHRASE                                                       PAGE
Account ...............................................................
account value .........................................................
Additional Sum Insured ................................................
asset-based risk charge ...............................................
asset rebalancing .....................................................
attained age ..........................................................
Basic Sum Insured .....................................................
beneficiary ...........................................................
business day ..........................................................
changing Option A or B ................................................
changing the Total Sum Insured ........................................
charges ...............................................................
Code ..................................................................
contingent deferred sales charge ......................................
cost of insurance rates ...............................................
date of issue .........................................................
death benefit .........................................................
deductions ............................................................
dollar cost averaging .................................................
expenses of the Series Funds ..........................................
fixed investment option ...............................................
full surrender ........................................................
fund ..................................................................
grace period ..........................................................
guaranteed death benefit feature ......................................
Guaranteed Death Benefit Premium ......................................
insurance charge ......................................................
insured person ........................................................
investment options ....................................................
JHVLICO ...............................................................
lapse .................................................................
loan ..................................................................
loan interest .........................................................
Maximum Monthly Benefit ...............................................
maximum premiums ......................................................
Minimum Initial Premium ...............................................
minimum insurance amount ..............................................
minimum premiums ......................................................
modified endowment ....................................................
monthly deduction date ................................................
Option A; Option B ....................................................
optional benefit charge ...............................................
owner .................................................................
partial withdrawal ....................................................
partial withdrawal charge .............................................
payment options .......................................................
Planned Premium .......................................................
policy anniversary ....................................................
policy year ...........................................................
premium; premium payment ..............................................
premium sales charge ..................................................
prospectus ............................................................
receive; receipt ......................................................
reinstate; reinstatement ..............................................
SEC. ..................................................................
Separate Account U ....................................................
Series Funds ..........................................................
Servicing Office ......................................................
special loan account ..................................................
subaccount ............................................................
surrender .............................................................
surrender value .......................................................
Target Premium ........................................................
tax considerations ....................................................
telephone transactions ................................................
Total Sum Insured .....................................................
transfers of account value ............................................
variable investment options ...........................................
we; us ................................................................
withdrawal ............................................................
withdrawal charges ....................................................
you; your .............................................................

  In addition to this prospectus, John Hancock has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information (the "SAI") which contains additional information about John Hancock and the Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock representative. The SAI may be obtained by contacting the John Hancock Servicing Office. You should also contact the John Hancock Servicing Office to request any other information about your policy or to make any inquiries about its operation.

                         JOHN HANCOCK SERVICING OFFICE

                    EXPRESS DELIVERY              MAIL DELIVERY
                  529 Main Street (X-4)            P.O. Box 111
                  Charlestown, MA 02129           Boston, MA 02117

                         Phone:                        FAX:
                    1-800-521-1234                1-617-572-6956

  Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Account are available on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File No. 811-7766

                       Statement of Additional Information
                                dated May 1, 2003
                                for interests in

              John Hancock Variable Life Account UV ("Registrant")
                       Interests are made available under

                             MAJESTIC VARIABLE COLI
           a flexible premium variable universal life insurance policy issued by

              JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")

                         ("JOHN HANCOCK" OR "DEPOSITOR")

This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus may be obtained from a John Hancock representative or by contacting the John Hancock Servicing Office at the telephone number or address shown on the back cover of this SAI.

                                TABLE OF CONTENTS

CONTENTS OF THIS SAI                                          BEGINNING ON PAGE
Description of the Depositor ...............................
Description of the Registrant ..............................
Services Provided by John Hancock and Affiliates ...........
Other Service Providers ....................................
Principal Underwriter and Distributor ......................
Financial Statements of Registrant and Depositor ...........

DESCRIPTION OF THE DEPOSITOR

    Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor." In this case, the Depositor is John Hancock Life Insurance Company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock is authorized to transact a life insurance and annuity business in all states and in the District of Columbia. As of December 31, 2002, John Hancock's assets were approximately $81 billion.

    John Hancock is regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. John Hancock is subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. John Hancock is required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

DESCRIPTION OF THE REGISTRANT

    Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant." In this case, the Registrant is John Hancock Variable Life Account UV (the "Account"), a separate account established by John Hancock under Massachusetts law. The variable investment options shown on page 1 of the prospectus are in fact subaccounts of the Account. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of John Hancock.

    The Account's assets are John Hancock's property. Each policy provides that amounts John Hancock holds in the Account pursuant to the policies cannot be reached by any other persons who may have claims against John Hancock.

    New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

SERVICES PROVIDED BY JOHN HANCOCK AND AFFLIATES

    The administration of all policies issued by John Hancock and of all registered separate accounts organized by John Hancock is provided by John Hancock, either directly or through wholly-owned subsidiaries such as John Hancock Signature Services, Inc. Neither John Hancock nor the separate accounts are assessed any charges for such services.

OTHER SERVICE PROVIDERS

    Until March 1, 2002, John Hancock provided all custodianship and depository services for the Registrant. As of March 1, 2002, those services were outsourced to State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts 02110.

    Ernst & Young LLP, independent auditors, have audited the financial statements of the Registrant at December 31, 2002 and for each of the periods indicated therein, as set forth in their reports. These financial statements are included in this Statement of Additional Information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Ernst & Young LLP's address is 200 Clarendon Street, Boston, Massachusetts 02116.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

    Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, and

John Hancock Variable Life Accounts S, U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

    Applications for policies are solicited by agents who are licensed by state insurance authorities to sell John Hancock's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. John Hancock will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock are covered by a blanket bond by a commercial carrier in the amount of $25 million.

    Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and John Hancock reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

    The maximum commission payable to a Signator representative for selling a policy is 21% of the Target Premium paid in the first policy year, 12% of the Target Premium paid in each of the second through fifth policy years, and 3% of the Target Premium paid in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of the Target Premium is 2%.

    Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

    The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and John Hancock will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

    Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

    The offering of the policies is intended to be continuous, but neither John Hancock nor Signator is obligated to sell any particular amount of policies.

FINANCIAL STATEMENTS FOR JOHN HANCOCK LIFE INSURANCE COMPANY

TO BE FILED BY POST-EFFECTIVE AMENDMENT

FINANCIAL STATEMENTS JOHN HANCOCK VARIABLE LIFE ACOUNT UV

TO BE FILED BY POST-EFFECTIVE AMENDMENT

    In addition to this SAI, John Hancock has filed with the Securities and Exchange Commission (the "SEC") a prospectus which contains vital information about the variable life insurance policy you are considering. The prospectus and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the prospectus and personalized illustrations from your John Hancock representative. The prospectus may also be obtained by contacting the John Hancock Servicing Office. You should also contact the John Hancock Servicing Office to request any other information about your policy or to make any inquiries about its operation.

                          JOHN HANCOCK SERVICING OFFICE
                          -----------------------------

                    EXPRESS DELIVERY              MAIL DELIVERY
                    ----------------              -------------
                  529 Main Street (X-4)            P.O. Box 111
                  Charlestown, MA 02129          Boston, MA 02117

                          Phone:                       FAX:
                      1-800-521-1234              1-617-572-6956


    Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Account are available on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.

                            Part C: Other Information

Item 27. Exhibits

(a) John Hancock Board Resolution establishing the separate account is incorporated by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement of File No. 33-63842, filed on March 6, 1996.

(b)  Not applicable.

(c)  (i)    Form of Distribution and Servicing Agreement by and among Signator
            Investors, Inc. (previously known as "John Hancock Distributors,
            Inc."), John Hancock Life Insurance (previously known as "John
            Hancock Mutual Life Insurance Company"), and John Hancock Variable
            Life Insurance Company, incorporated by reference from Pre-Effective
            Amendment No. 2 to Form S-6 Registration Statement of John Hancock
            Variable Life Account S (File No. 333-15075) filed April 18, 1997.

     (ii) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

     (iii)  Schedule of sales commissions included in Exhibit 27(c)(i) above.

(d) Form of flexible premium variable life insurance policy, incorporated by reference to the Initial Registration Statement to this File, filed on June 28, 2002.

(e) Form of application for Policy, incorporated by reference to the Initial Registration Statement to this File, filed on June 28, 2002.

(f)  (i)    John Hancock's Restated Articles of Organization are incorporated by reference from Post-Effective Amendment No. 10 to the Registration
            Statement of File No. 333-76662, filed on March 7, 2001.

     (ii) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No.1 to File No. 333-91448, filed on September 23, 2002.

     (iii) John Hancock's Amended And Restated By-Laws are incorporated by reference from the Annual Report filed on Form 10-K, File No. 333-45862, filed March 27, 2002.

(g)  Not applicable.

(h)  (i)    Participation Agreement Among Variable Insurance Products Fund II,
            Fidelity Distributors Corporation and John Hancock Life Insurance
            Company (formerly known as "John Hancock Mutual Life Insurance
            Company"), is incorporated by reference from Post-Effective
            Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (iii) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"),and Massachusetts Financial Services Company, is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (iv) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Certain of its Affiliated Insurance Companies, each on behalf of itself and its Separate Accounts, and John Hancock Funds, Inc., is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

     (v) Participation Agreement between Janus Aspen Series, Janus Capital Corp., and John Hancock Life Insurance Company, is incorporated by reference from File 333-425, filed on Form S-6 on November 1, 2001.

     (vi) Participation Agreement by and among the World Insurance Trust, First Dominion Capital Corporation, CSI Capital Management, Inc., and John Hancock Life Insurance Company, incorporated by reference from Post-Effective Amendment No. 4 to File No. 333-52128, filed on September 12, 2002.

     (vii) Participation Agreement among Ayco Series Trust, Mercer Allied Company, L.P. and John Hancock Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-52128, filed on December 23, 2002.

(i)  Not applicable.

(j) Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne A. Budd, John M. Connors, Jr., John De Ciccio, Richard B. DeWolfe, Robert E. Fast, Michael C. Hawley, Edward H. Linde, Judith A. McHale, R. Robert Popeo, Richard F. Syron and Robert J. Tarr are incorporated by reference to the initial registration statement of File No. 333-67744, filed on August 16, 2001. Power of attorney for Thomas P. Glynn, incorporated by reference to the initial registration statement to file No. 333-70734, filed on October 2, 2001. Power of attorney for Robert J. Davis, incorporated by reference to Post-Effective Amendment No. 5 to File No. 333-84783, filed on February 13, 2003.

(k) Opinion and consent of counsel as to the securities being registered, incorporated by reference from Pre-Effective Amendment No. 1 to this File, File No. 333-91448, filed on September 23, 2002.

(l)  Not applicable.

(m)  Calculation, to be filed by post-effective amendment.

(n)  Consent of Independent Auditors, to be filed by post-effective amendment.

(o)  Not applicable.

(p)  Not applicable.

(q) Memorandum describing John Hancock and JHVLICO's issuance, transfer and redemption procedures for policies pursuant to Rule 6e3(T)(b)(12)(iii), is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 Registration Statement to File No. 33-76662, filed April 19, 1996.

Item 28. Directors and Officers of the Depositor

CHAIRMAN AND CHIEF EXECUTIVE OFFICER
David F. D'Alessandro

SENIOR EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
Thomas E. Moloney

EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
Wayne A. Budd

VICE PRESIDENT AND CORPORATE SECRETARY
James E. Collins

POLICY COMMITTEE
David F. D'Alessandro
Michael A. Bell, Senior Executive Vice President
Wayne A. Budd
Derek Chilvers, Executive Vice President
John M. DeCiccio, Executive Vice President and Chief Investment Officer Maureen R. Ford, Executive Vice President
Deborah H. McAneny, Executive Vice President
Thomas E. Moloney
Robert F. Walters, Executive Vice President and Chief Information Officer

BOARD OF DIRECTORS
David F. D'Alessandro                       Chairman
Foster L. Aborn
Wayne A. Budd
John M. Connors, Jr.
Robert J. Davis
John M. DeCiccio
Richard B. DeWolfe
Robert E. Fast
Thomas P. Glynn
Michael C. Hawley
Edward H. Linde
Judith A. McHale
R. Robert Popeo
Richard F. Syron
Robert J. Tarr, Jr.

SENIOR VICE PRESIDENTS
Joanne P. Acford                            and Deputy General Counsel
Earl W. Baucom                              and Controller
Stephen P. Burgay
Jonathan Chiel                              and Deputy General Counsel
Kathleen F. Driscoll
John T. Farady
Jeremiah R. Healey
Bruce M. Jones
Jeanne M. Livermore
Barbara L. Luddy
John Mastromarino                           and Chief Risk Officer
James M. Morris II
Roger G. Nastou
Daniel L. Ouellette
A. Page Palmer
Joseph P. Paster
Jean Peters
Robert R. Reitano                           and Chief Investment Strategist
Donald B. Robitaille                        and Corporate Auditor
Diana L. Scott                              and Chief Privacy Officer
Barry L. Shemin                             and Corporate Actuary
Michelle G. VanLeer
Robert H. Watts
Barry E. Welch
Gregory P. Winn                             and Treasurer

VICE PRESIDENTS
William J. Ball
Ronald J. Bocage                            and Counsel
Richard A. Boutilier
George H. Braun
William J. Briggs
Brian Burnside
Philip Clarkson                             and Counsel
James E. Collins                            and Corporate Secretary
Paul M. Crowley
Jude A. Curtis                              and Counsel
Mark W. Davis
Willma Davis
Michael Dommeruth
Todd Engelsen
Michael M. Epstein                          and Counsel
Carol Nicholson Fulp
Mary K. Gallagher
Richard W. Hadley
Linda Honour
Robert P. Horne
Stephen F. Kelley
James G. Marchetti                          and Counsel
Ronald J. McHugh
C. Bruce Metzler
Karen V. Morton-Grooms                      and Counsel
Kenneth V. Nordstrom
William L. Oakley
Thomas O'Dore                               and Chief Financial Officer
Alpha A. Patel
Charles G. Raeburn
Mark Riley
James R. Savage
Alan R. Seghezzi                            and Counsel
Klaus O. Shigley
Margaret M. Stapleton
Paul J. Strong
Michael H. Studley                          and Counsel
Brooks E. Tingle

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock, operated as a unit investment trust. Registrant supports benefits payable under John Hancock's variable life insurance contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I and John Hancock Declaration Trust, (the "Trusts"), both of which are "series" types of mutual funds registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trusts' outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trusts are used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant

A list of persons controlled by or under common control with the Depositor is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 26, 2002.

Item 30. Indemnification

Pursuant to Article 8 of John Hancock's Bylaws and Chapter 156B, Section 67 of the Massachusetts Business Corporation Law, John Hancock indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of John Hancock.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, V, and UV.

(b)  OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC.

         NAME                       TITLE
         ----                       -----
         James M. Morris, II        Chairman, CEO and Director
         Wendy A. Benson            President, COO and Director
         Robert H. Watts            Executive Vice President Director
         Katherine P. Klingler      Vice President
         Richard A. Brown           Treasurer
         John A. Morin              Secretary/Clerk
         Daniel L. Ouellette        Director
         Gregory P. Winn            Director
         Wayne A. Budd              Director
         Jeremiah R. Healey, Jr.    Director
         Kendall P. Morgan          Director

-----------
All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8, Boston, MA 02117.

(c)  (1) Signator Investors, Inc.

     (2) Net Underwriting Discounts and Commissions, to be filed by post-effective amendment.

     (3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load, to be filed by post-effective amendment.

     (4) Brokerage Commissions, to be filed by post-effective amendment.

     (5) Other Compensation, to be filed by post-effective amendment.

Item 32. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock (at the same address), in its capacity as Registrant's depositor, and JHVLICO (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

Item 33. Management Services

All management services contracts are discussed in Part A or Part B.

Item 34. Fee Representation

John Hancock Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 26th day of March, 2003.

                                        JOHN HANCOCK VARIABLE LIFE ACCOUNT UV
                                        (REGISTRANT)

                                        BY: JOHN HANCOCK LIFE INSURANCE COMPANY
                                        (Depositor)


                                           By:  /s/ DAVID F. D'ALESSANDRO
                                              ----------------------------------
                                                David F. D'Alessandro
                                                Chairman, President and Chief
                                                  Executive Officer

Attest:  /s/ RONALD J. BOCAGE
       -----------------------------
         Ronald J. Bocage
         Vice President and Counsel

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.

/s/ THOMAS E. MOLONEY                                     March 26, 2003
------------------------------------
Thomas E. Moloney
Senior Executive Vice President and
Chief Financial Officer
(Principal Financial Officer and
Acting Principal Accounting Officer)


/s/ DAVID F. D'ALESSANDRO                                 March 26, 2003
------------------------------------
David F. D'Alessandro
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Signing for himself and as Attorney-In-Fact for:

Foster L. Aborn            Director
Wayne A. Budd              Director
John M. Connors, Jr.       Director
Robert J. Davis            Director
John M. DeCiccio           Director
Richard B. DeWolfe         Director
Robert E. Fast             Director
Thomas P. Glynn            Director
Michael C. Hawley          Director
Edward H. Linde            Director
Judith A. McHale           Director
R. Robert Popeo            Director
Richard F. Syron           Director
Robert J. Tarr, Jr.        Director